Long-term investments - Schedule of Long-Term Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Investments	$ 2,816	$ 4,155
Accumulated other comprehensive loss	(145,071)	(146,153)
Reclass / Impairment reversal	(2,421)
Calibre Mining Corp.
Disclosure of financial assets [line items]
Investments	0	1,449
Accumulated other comprehensive loss	(5,423)	(6,395)
Reclass / Impairment reversal	(2,421)
RTG Mining Inc.
Disclosure of financial assets [line items]
Investments	838	1,094
Accumulated other comprehensive loss	(12,562)	(12,306)
Reclass / Impairment reversal	0
St. Augustine Gold & Copper Ltd.
Disclosure of financial assets [line items]
Investments	1,052	999
Accumulated other comprehensive loss	(19,141)	(19,194)
Reclass / Impairment reversal	0
Libero Copper Corp
Disclosure of financial assets [line items]
Investments	923	610
Accumulated other comprehensive loss	291	(22)
Reclass / Impairment reversal	0
Goldstone Resources Ltd.
Disclosure of financial assets [line items]
Investments	3	3
Accumulated other comprehensive loss	(17)	(17)
Reclass / Impairment reversal	0
Investments in Equity Instruments Designated At Fair Value Through Other Comprehensive Income
Disclosure of financial assets [line items]
Accumulated other comprehensive loss	(36,852)	(37,934)
Cost
Disclosure of financial assets [line items]
Investments	42,089	42,089
Cost | Calibre Mining Corp.
Disclosure of financial assets [line items]
Investments	7,844	7,844
Cost | RTG Mining Inc.
Disclosure of financial assets [line items]
Investments	13,400	13,400
Cost | St. Augustine Gold & Copper Ltd.
Disclosure of financial assets [line items]
Investments	20,193	20,193
Cost | Libero Copper Corp
Disclosure of financial assets [line items]
Investments	632	632
Cost | Goldstone Resources Ltd.
Disclosure of financial assets [line items]
Investments	$ 20	$ 20